Stock-Based Compensation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Summary of stock options and SSARs granted under the plan
Stock Options and SSARs, shares, outstanding at May 1, 2010	4,051
Stock Options and SSARs, Weighted Average Exercise Price per Award, Outstanding, Beginning Balance	$ 41.31
Stock Options and SSARs Granted	415
Stock Options and SSARs, Granted, Weighted Average Exercise Price per Award	$ 61.24
Stock Options and SSARs, Exercised	(738)
Stock Options and SSARs, Exercised, Weighted Average Exercise Price per Award	$ 30.26
Stock Options and SSARs, Forfeited or expired	(22)
Stock Options and SSARs, Forfeited or expired, Weighted Average Exercise Price per Award	$ 49.52
Stock Options and SSARs, shares, outstanding at April 30, 2011	3,706
Stock Options and SSARs, Weighted Average Exercise Price per Award, Outstanding, Ending Balance	$ 45.69
Stock Options and SSARs, Outstanding Weighted Average Remaining Contractual Term	5.0
Share Based Compensation Arrangement By Share Based Payment Award Options Stock Settled Appreciation Rights Vested And Expected To Vest Outstanding Aggregate Intrinsic Value	$ 97
Stock Options and SSARs, Exercisable, Ending Balance	2,470
Stock Options and SSARs Exercisable, Weighted Average Exercise Price per Award, Ending Balance	$ 41.77
Stock Options and SSARs, Exercisable, Weighted Average Remaining Contractual Term	3.6
Stock Options and SSARs, Exercisable, Aggregate Intrinsic Value	$ 74